UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08547

Pioneer Series Trust XII
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Terrence J. Cullen, Pioneer Investment Management, Inc.,
60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  August 31

Date of reporting period:  November 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in ss. 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12-14]. The schedules need not be audited.

Pioneer Disciplined
Growth Fund

NQ | November 30, 2018

Ticker Symbols:

Class A         PINDX
Class C         INDCX
Class Y         INYDX

Shares		Value
	UNAFFILIATED ISSUERS - 99.6%
	COMMON STOCKS - 96.1% of Net Assets
	Aerospace & Defense - 3.1%
215,773	Raytheon Co.	$37,833,638
	Total Aerospace & Defense	$37,833,638
	Air Freight & Logistics - 1.5%
78,894	FedEx Corp.	$18,066,726
	Total Air Freight & Logistics	$18,066,726
	Auto Components - 1.1%
184,786	Aptiv Plc	$13,286,113
	Total Auto Components	$13,286,113
	Beverages - 2.9%
293,807	PepsiCo., Inc.	$35,826,826
	Total Beverages	$35,826,826
	Biotechnology - 1.6%
54,937(a)	Regeneron Pharmaceuticals, Inc.	$20,087,714
	Total Biotechnology	$20,087,714
	Building Products - 1.9%
714,471	Masco Corp.	$22,641,586
	Total Building Products	$22,641,586
	Capital Markets - 4.9%
365,705	Charles Schwab Corp.	$16,383,584
450,692	Intercontinental Exchange, Inc.	36,830,550
77,392	Raymond James Financial, Inc.	6,170,464
	Total Capital Markets	$59,384,598
	Chemicals - 2.2%
109,645	Ecolab, Inc.	$17,596,926
37,092	HB Fuller Co.	1,789,318
50,957	International Flavors & Fragrances, Inc.	7,217,040
	Total Chemicals	$26,603,284
	Containers & Packaging - 2.2%
534,017	Ball Corp.	$26,225,575
	Total Containers & Packaging	$26,225,575
	Electrical Equipment - 2.9%
526,984	Emerson Electric Co.	$35,581,960
	Total Electrical Equipment	$35,581,960
	Electronic Equipment, Instruments & Components - 2.9%
382,482	CDW Corp.	$35,448,432
	Total Electronic Equipment, Instruments & Components	$35,448,432
	Entertainment - 1.6%
131,165(a)	Electronic Arts, Inc.	$11,027,042
144,402(a)	Live Nation Entertainment, Inc.	8,040,303
	Total Entertainment	$19,067,345
	Food & Staples Retailing - 1.8%
93,684	Costco Wholesale Corp.	$21,667,236
	Total Food & Staples Retailing	$21,667,236
	Health Care Equipment & Supplies - 3.9%
678,775(a)	Boston Scientific Corp.	$25,569,454
50,652	Cooper Cos., Inc.	14,123,297
166,816(a)	Hologic, Inc.	7,408,299
	Total Health Care Equipment & Supplies	$47,101,050
	Health Care Providers & Services - 5.1%
95,916	Humana, Inc.	$31,601,444
212,648(a)	Laboratory Corp. of America Holdings	30,970,055
	Total Health Care Providers & Services	$62,571,499
	Health Care Technology - 1.0%
202,943(a)	Cerner Corp.	$11,752,429
	Total Health Care Technology	$11,752,429
	Hotels, Restaurants & Leisure - 2.6%
16,810(a)	Chipotle Mexican Grill, Inc.	$7,954,660
260,323	Yum! Brands, Inc.	24,006,987
	Total Hotels, Restaurants & Leisure	$31,961,647
	Industrial Conglomerates - 0.3%
32,385	Carlisle Cos., Inc.	$3,417,265
	Total Industrial Conglomerates	$3,417,265
	Insurance - 6.3%
483,724	Marsh & McLennan Cos., Inc.	$42,906,319
521,381	Progressive Corp.	34,562,347
	Total Insurance	$77,468,666
	Interactive Media & Services - 6.3%
41,187(a)	Alphabet, Inc., Class A	$45,703,155
28,778(a)	Alphabet, Inc., Class C	31,495,506
	Total Interactive Media & Services	$77,198,661
	Internet & Direct Marketing Retail - 2.5%
11,260(a)	Booking Holdings, Inc.	$21,302,569
329,903(a)	eBay, Inc.	9,847,605
	Total Internet & Direct Marketing Retail	$31,150,174
Shares		Value
	IT Services - 3.1%
267,478	Visa, Inc.	$37,904,307
	Total IT Services	$37,904,307
	Life Sciences Tools & Services - 1.3%
25,310(a)	Mettler-Toledo International, Inc.	$16,113,864
	Total Life Sciences Tools & Services	$16,113,864
	Machinery - 3.0%
228,726	Stanley Black & Decker, Inc.	$29,928,797
97,494	Xylem, Inc.	7,115,112
	Total Machinery	$37,043,909
	Multiline Retail - 1.3%
137,503	Dollar General Corp.	$15,261,458
	Total Multiline Retail	$15,261,458
	Pharmaceuticals - 5.2%
185,647(a)	Elanco Animal Health, Inc.	$6,202,466
327,333	Eli Lilly & Co.	38,834,787
190,295	Zoetis, Inc.	17,862,992
	Total Pharmaceuticals	$62,900,245
	Road & Rail - 1.9%
225,218	Kansas City Southern	$23,208,715
	Total Road & Rail	$23,208,715
	Semiconductors & Semiconductor Equipment - 3.7%
977,632(a)	Advanced Micro Devices, Inc.	$20,823,562
346,429(a)	Micron Technology, Inc.	13,358,302
292,302	Taiwan Semiconductor Manufacturing Co., Ltd. (A.D.R.)	10,987,632
	Total Semiconductors & Semiconductor Equipment	$45,169,496
	Software - 11.2%
867,667	Microsoft Corp.	$96,215,594
818,774	Oracle Corp.	39,923,420
	Total Software	$136,139,014
	Specialty Retail - 5.0%
243,179	Home Depot, Inc.	$43,850,037
343,086	TJX Cos., Inc.	16,759,751
	Total Specialty Retail	$60,609,788
	Trading Companies & Distributors - 1.8%
185,624(a)	United Rentals, Inc.	$21,742,139
	Total Trading Companies & Distributors	$21,742,139
	TOTAL COMMON STOCKS
	(Cost $1,035,812,692)	$1,170,435,359
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.4% of Net Assets
6,000,000(b)	U.S. Treasury Bills, 12/11/18	$5,997,133
12,000,000(b)	U.S. Treasury Bills, 12/26/18	11,982,578
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
	(Cost $17,977,525)	$17,979,711
	TEMPORARY CASH INVESTMENTS - 2.1% of Net Assets
	COMMERCIAL PAPERS - 1.0%
3,025,000	Federation des Caisses Desjardins du Quebec, 2.16%, 12/3/18	$3,024,445
3,025,000	Natixis NY, 2.16%, 12/3/18	3,024,449
3,025,000	Prudential Funding LLC, 2.15%, 12/3/18	3,024,437
3,025,000	Swedbank AB, 2.13%, 12/3/18	3,024,448
		$12,097,779
	REPURCHASE AGREEMENTS - 1.1%
4,590,000	$4,590,000 Merrill Lynch, Pierce, Fenner & Smith Inc., 2.28%, dated 11/30/18 plus accrued interest on 12/3/18 collateralized by $4,681,800 Government National Mortgage Association, 4.5% - 4.6%, 10/20/68 - 11/20/68	$4,590,000
8,310,000	$8,310,000 ScotiaBank, 2.28%, dated 11/30/18 plus accrued interest on 12/3/18 collateralized by the following: $5,615,689 Federal National Mortgage Association, 4.0% - 4.5, 4/1/45 - 9/1/48 $2,862,122 Freddie Mac Giant, 3.0%, 4/1/48	8,310,000
		$12,900,000
	TOTAL TEMPORARY CASH INVESTMENTS
	(Cost $24,998,555)	$24,997,779
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.6%
	(Cost $1,078,788,772)	$1,213,412,849
	OTHER ASSETS AND LIABILITIES - 0.4%	$4,292,336
	NET ASSETS - 100.0%	$1,217,705,185

(A.D.R.)	American Depositary Receipts.
(a)	Non-income producing security.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of November 30, 2018, in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,170,435,359	$–	$–	$1,170,435,359
U.S. Government and Agency Obligations	–	17,979,711	–	17,979,711
Commercial Papers	–	12,097,779	–	12,097,779
Repurchase Agreements	–	12,900,000	–	12,900,000
Total Investments in Securities	$1,170,435,359	$42,977,490	$–	$1,213,412,849

During the three months ended November 30, 2018, there were no transfers between Levels 1, 2 and 3.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

CERTIFICATIONS

I, [identify the certifying individual], certify that:

1. I have reviewed this report on Form N-Q of [identify registrant];

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:	[Signature] [Title]

Filed herewith.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust XII

By (Signature and Title)* /s/ Lisa M.Jones
           Lisa M.Jones, President and Chief Executive Officer

Date January 28, 2019
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M. Jones
           Lisa M.Jones, President and Chief Executive Officer

Date January 28, 2019

By (Signature and Title)* /s/ Mark E. Bradley
                                        Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer

Date January 28, 2019

* Print the name and title of each signing officer under his or her signature.